Statement of Investments

January 31, 2022 (unaudited)

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS—80.5%
AUSTRALIA—5.7%
USD	6,000	Australia & New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026 (a)(b)	$6,690,000
USD	6,845	Macquarie Bank Ltd., 3.62%, 06/03/2030 (a)	6,921,003
AUD	17,000	New South Wales Treasury Corp., 2.00%, 03/20/2031	11,760,362
USD	4,000	QBE Insurance Group Ltd., (fixed rate to 05/12/2025, variable rate thereafter), 5.88%, 05/12/2025 (a)(b)	4,230,000
USD	9,100	Santos Finance Ltd., 4.13%, 06/14/2027 (a)(c)	9,444,495
AUD	410	Transurban Queensland Finance Pty Ltd., 3.25%, 05/07/2031 (c)	277,076
AUD	5,000	Treasury Corp. of Victoria, 2.25%, 11/20/2040	3,187,965
AUD	23,600	Wesfarmers Ltd., 2.55%, 03/23/2031 (a)(c)	16,000,235
SGD	250	Westpac Banking Corp., 4.11%, 04/15/2025	197,114
			58,708,250
BAHRAIN—0.3%
USD	2,500	Oil & Gas Holding Co. BSCC, 7.50%, 10/25/2027 (a)	2,675,325
			2,675,325
CHINA—19.8%
USD	200	Central China Real Estate Ltd., 7.25%, 03/03/2022 (a)(c)	119,000
USD	4,610	Central China Real Estate Ltd., 7.65%, 08/27/2022 (a)(c)	2,504,152
USD	800	Central China Real Estate Ltd., 7.90%, 03/03/2022 (a)(c)	424,000
CNY	30,000	Central Huijin Investment Ltd., 3.02%, 03/13/2025	4,756,254
CNY	10,000	Central Huijin Investment Ltd., 3.67%, 01/16/2024	1,604,435
CNY	50,000	China Construction Bank Corp., 3.45%, 08/10/2026 (c)	7,913,553
USD	3,800	China Construction Bank Corp., (fixed rate to 02/27/2024, variable rate thereafter), 4.25%, 02/27/2024 (a)(c)	3,965,448
USD	4,000	China Construction Bank Corp., (fixed rate to 06/24/2025, variable rate thereafter), 2.45%, 06/24/2025 (a)(c)	3,984,241
CNY	120,000	China Development Bank, 3.34%, 07/14/2025	19,335,252
	12,500	China Evergrande Group, 8.75%, 03/03/2022 (a)(c)	2,000,000
USD	3,500	China Oil & Gas Group Ltd., 5.50%, 03/02/2022 (a)(c)	3,513,300
CNY	40,000	China Petroleum & Chemical Corp., 2.70%, 04/01/2023	6,301,111
USD	10,522	Chinalco Capital Holdings Ltd., 4.25%, 04/21/2022 (a)	10,573,558
USD	7,000	CIFI Holdings Group Co. Ltd., 6.55%, 03/28/2022 (a)(c)	6,440,000
USD	3,405	CMHI Finance BVI Co. Ltd. (fixed rate to 10/09/2025 variable rate thereafter), 3.88%, 10/09/2025 (a)(b)	3,531,291
USD	3,600	CNAC HK Finbridge Co. Ltd., 3.88%, 06/19/2029 (a)	3,765,456
USD	3,320	CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/2028 (a)	3,704,515
USD	2,522	Country Garden Holdings Co. Ltd., 3.30%, 10/12/2030 (a)(c)	1,929,330
USD	8,110	Country Garden Holdings Co. Ltd., 7.25%, 04/08/2023 (a)(c)	7,015,150
MYR	10,000	Country Garden Real Estate Sdn Bhd, 6.40%, 05/06/2022	2,406,475
USD	4,526	ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2024 (a)(c)	4,475,552
USD	3,600	Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.25%, 11/03/2023 (a)	3,567,249
USD	3,000	Geely Automobile Holdings Ltd., 3.63%, 01/25/2023 (a)	3,032,071
USD	3,962	GLP China Holdings Ltd., 2.95%, 03/29/2026 (a)	3,843,708
USD	5,400	HBIS Group Hong Kong Co. Ltd., 3.75%, 12/18/2022 (a)	5,416,278
USD	3,470	Health & Happiness H&H International Holdings Ltd., 5.63%, 03/03/2022 (a)(c)	3,400,600
USD	2,400	Huarong Finance II Co. Ltd., 5.00%, 11/19/2025 (a)	2,448,000

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (CONTINUED)
USD	6,700	Huarong Finance II Co. Ltd., 5.50%, 01/16/2025 (a)	$6,933,830
CNY	50,000	Industrial & Commercial Bank of China Ltd. Series A, 4.15%, 11/16/2025 (c)	8,097,280
USD	700	Kaisa Group Holdings Ltd., 9.75%, 09/28/2022 (a)(c)	187,250
USD	4,603	Kaisa Group Holdings Ltd., 10.88%, 03/03/2022 (a)(c)	1,231,302
USD	3,941	Kaisa Group Holdings Ltd., 11.95%, 03/03/2022 (a)(c)(d)	1,015,793
USD	3,670	King Talent Management Ltd., (Fixed rate to 04/12/2022, variable rate thereafter), 5.60%, 12/04/2022 (a)(b)	3,399,374
USD	7,800	Logan Group Co. Ltd., 5.25%, 10/19/2023 (a)(c)	5,616,000
	7,800	Logan Group Co. Ltd., 6.50%, 03/03/2022 (a)(c)	6,084,000
USD	6,650	Longfor Group Holdings Ltd., 3.95%, 09/16/2029 (a)	6,452,931
USD	4,083	MCC Holding Hong Kong Corp. Ltd., (fixed rate to 04/20/2024, variable rate thereafter), 2.95%, 04/20/2024 (a)(b)	4,147,103
USD	2,040	Shandong Iron And Steel Xinheng International Co. Ltd., 4.80%, 07/28/2024 (a)	2,050,302
USD	3,754	Shandong Iron And Steel Xinheng International Co., Ltd., 6.50%, 11/05/2023 (a)	3,891,847
	4,000	Shimao Group Holdings Ltd., 4.75%, 02/15/2022 (a)(c)	2,535,200
USD	2,800	Shimao Group Holdings Ltd., 5.60%, 07/15/2023 (a)(c)	1,288,000
USD	3,500	Shui On Development Holding Ltd., 6.15%, 08/24/2022 (a)(c)	3,265,500
USD	2,807	SPIC Luxembourg Latin America Renewable Energy Investment Co. Sarl, 4.65%, 10/30/2023 (a)	2,921,806
USD	690	Sunac China Holdings Ltd., 5.95%, 01/26/2023 (a)(c)	403,650
USD	5,714	Sunac China Holdings Ltd., 6.80%, 10/20/2023 (a)(c)	3,399,830
USD	1,786	Sunac China Holdings Ltd., 7.00%, 07/09/2023 (a)(c)	1,049,275
USD	7,100	Times China Holdings Ltd., 6.20%, 09/22/2023 (a)(c)	3,195,000
USD	3,180	Xiaomi Best Time International Ltd., 2.88%, 04/14/2031 (a)(c)	3,013,927
USD	7,000	Yuzhou Group Holdings Co. Ltd., 8.30%, 11/27/2022 (a)(c)	1,505,000
USD	10,457	Zhenro Properties Group Ltd., 6.63%, 01/07/2024 (a)(c)	4,391,940
USD	1,000	Zhenro Properties Group Ltd., 7.10%, 09/10/2023 (a)(c)	435,000
USD	4,000	Zhenro Properties Group Ltd., 7.88%, 01/14/2023 (a)(c)	1,770,000
USD	4,156	Zhongsheng Group Holdings Ltd., 3.00%, 12/13/2025 (a)(c)	4,109,973
			204,361,092
GERMANY—0.7%
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024 (e)	7,597,174
HONG KONG—0.8%
USD	7,000	CAS Capital No 1 Ltd. (fixed rate to 07/12/2026, variable rate thereafter), 4.00%, 07/12/2026 (a)(b)	6,956,306
USD	980	Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033 (a)	1,416,913
			8,373,219
INDIA—18.2%
USD	7,302	Adani Electricity Mumbai Ltd., 3.95%, 02/12/2030 (a)	7,097,813
USD	6,910	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, 12/10/2024 (a)	7,328,055
USD	3,050	Adani Transmission Ltd., 4.00%, 08/03/2026 (a)	3,155,988
USD	3,629	Adani Transmission Ltd., 4.25%, 05/21/2036 (a)(f)	3,636,708
INR	200,000	Axis Bank Ltd., 7.60%, 10/20/2023	2,771,440
INR	500,000	Axis Bank Ltd., 8.85%, 12/05/2024	7,177,540
USD	10,900	Axis Bank Ltd. (fixed rate to 09/8/2026, variable rate thereafter), 4.10%, 09/08/2026 (a)(b)	10,540,844

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	7,030	Azure Power Solar Energy Pvt Ltd., 5.65%, 09/24/2022 (a)(c)	$7,276,050
USD	3,300	Bharti Airtel International Netherlands BV, 5.35%, 05/20/2024 (a)	3,511,761
USD	800	CA Magnum Holdings, 5.38%, 10/31/2023 (a)(c)	814,760
USD	1,200	GMR Hyderabad International Airport Ltd., 4.75%, 02/02/2026 (a)	1,164,120
USD	5,173	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024 (a)	5,211,798
USD	3,638	Greenko Power II Ltd., 4.30%, 12/14/2024 (a)	3,559,783
INR	750,000	HDFC Bank Ltd., 7.95%, 09/21/2026	10,657,211
USD	7,304	HDFC Bank Ltd., (Fixed rate to 08/25/2026, variable rate thereafter), 3.70%, 08/25/2026 (a)(b)	7,089,993
INR	100,000	Housing Development Finance Corp. Ltd., 7.90%, 08/24/2026	1,410,611
INR	100,000	ICICI Bank Ltd., 7.60%, 10/07/2023	1,385,810
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	3,627,592
USD	5,732	IIFL Finance Ltd., 5.88%, 04/20/2023 (a)	5,553,162
USD	7,072	India Green Power Holdings, 4.00%, 02/22/2024 (a)	6,833,674
USD	4,000	Indiabulls Housing Finance Ltd., 6.38%, 05/28/2022 (a)	3,968,000
INR	100,000	Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	1,166,822
INR	50,000	Indian Railway Finance Corp. Ltd., 8.45%, 12/04/2028	723,779
USD	3,420	JSW Infrastructure Ltd., 4.95%, 10/21/2028 (a)(c)	3,395,627
INR	150,000	National Highways Authority of India, 7.70%, 09/13/2029	2,089,063
INR	50,000	NTPC Ltd., 8.05%, 05/05/2026	715,504
INR	250,000	NTPC Ltd., 8.10%, 05/27/2026	3,586,442
USD	3,280	Periama Holdings LLC, 5.95%, 04/19/2026 (a)	3,380,302
USD	7,112	Power Finance Corp. Ltd., 6.15%, 12/06/2028 (a)	8,204,141
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	3,572,957
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	5,762,541
INR	150,000	Power Grid Corp. of India Ltd., 8.13%, 04/25/2027	2,167,273
INR	500,000	Power Grid Corp. of India Ltd., 8.13%, 04/25/2028	7,292,472
USD	3,689	REC Ltd., 4.75%, 05/19/2023 (a)	3,794,497
INR	150,000	REC Ltd., 8.10%, 06/25/2024	2,126,101
INR	150,000	REC Ltd., 9.34%, 08/25/2024	2,175,092
INR	70,000	REC Ltd., 9.35%, 06/15/2022	954,102
INR	800,000	Reliance Industries Ltd., 8.30%, 03/08/2022	10,764,517
USD	8,000	Shriram Transport Finance Co. Ltd., 4.40%, 03/13/2024 (a)	7,880,000
INR	300,000	State of Maharashtra India, 7.20%, 08/09/2027	4,108,019
USD	3,327	UPL Corp. Ltd., 4.63%, 06/16/2030 (a)	3,397,733
USD	7,000	Vedanta Resources Ltd., 6.38%, 07/30/2022 (a)	6,926,290
			187,955,987
INDONESIA—4.9%
IDR	20,000,000	Adira Dinamika Multi Finance Tbk PT, 7.80%, 10/04/2022	1,428,313
IDR	10,000,000	Astra Sedaya Finance PT, 8.80%, 02/13/2022	696,357
USD	2,198	Bank Mandiri Persero Tbk PT, 4.75%, 05/13/2025 (a)	2,347,370
IDR	10,000,000	Bank Rakyat Indonesia Persero Tbk PT, 8.25%, 08/24/2024	745,724
USD	7,300	Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/2025 (a)	7,321,170
IDR	10,000,000	Federal International Finance PT, 8.80%, 03/12/2022	699,416
USD	5,326	FPC Treasury Ltd., 4.50%, 04/16/2023 (a)	5,483,117
USD	3,766	Hutama Karya Persero PT, 3.75%, 02/11/2030 (a)(c)(e)	3,889,364
USD	4,283	Indofood CBP Sukses Makmur Tbk PT, 3.40%, 12/09/2030 (a)(c)	4,096,853
IDR	20,000,000	Lembaga Pembiayaan Ekspor Indonesia, 8.45%, 07/09/2022	1,419,274
USD	5,492	LLPL Capital Pte Ltd., 6.88%, 02/04/2039 (a)(f)	6,025,204

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (CONTINUED)
USD	4,565	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023 (a)(c)	$4,610,650
USD	3,129	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/2048 (a)	3,594,783
IDR	12,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 8.25%, 07/05/2023	877,156
USD	7,181	Tower Bersama Infrastructure Tbk PT, 2.75%, 12/20/2025 (a)(c)	6,969,104
			50,203,855
JAPAN—0.5%
USD	4,850	Nissan Motor Co. Ltd., 4.81%, 06/17/2030 (a)(c)	5,250,866
KAZAKHSTAN—0.7%
KZT	3,265,000	Development Bank of Kazakhstan JSC, 10.95%, 05/06/2026 (a)	7,410,565
			7,410,565
KUWAIT—0.7%
USD	6,759	MEGlobal Canada ULC, 5.00%, 05/18/2025 (a)	7,249,027
MACAO—0.7%
USD	3,575	MGM China Holdings Ltd., 5.25%, 06/18/2022 (a)(c)	3,535,344
USD	3,500	MGM China Holdings Ltd., 5.88%, 05/15/2022 (a)(c)	3,486,875
			7,022,219
MALAYSIA—1.9%
MYR	5,000	CIMB Group Holdings Bhd, 4.95%, 03/29/2023 (c)	1,223,304
MYR	5,000	DRB-Hicom Bhd, 5.10%, 12/12/2029	1,177,879
MYR	5,000	Malayan Banking Bhd, (fixed rate to 09/25/2024, variable rate thereafter), 4.08%, 09/25/2024 (b)	1,213,499
MYR	5,000	Pengerang LNG Two Sdn Bhd, 2.86%, 10/20/2028	1,122,602
MYR	5,000	Pengerang LNG Two Sdn Bhd, 2.92%, 10/19/2029	1,108,601
MYR	10,000	Petroleum Sarawak Exploration & Production Sdn Bhd, 4.10%, 03/19/2031	2,367,535
USD	2,600	Petronas Capital Ltd., 3.50%, 01/21/2030 (a)(c)	2,742,272
MYR	5,000	Press Metal Aluminium Holdings Bhd, 4.00%, 08/15/2025	1,190,587
USD	7,000	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026 (a)	7,188,020
			19,334,299
MEXICO—0.6%
MXN	145,000	Petroleos Mexicanos, 7.19%, 09/12/2024 (a)	6,685,836
NORWAY—0.5%
AUD	7,000	Kommunalbanken AS, 4.50%, 04/17/2023 (a)	5,170,181
			5,170,181
OMAN—0.7%
USD	6,950	OQ SAOC, 5.13%, 05/06/2028 (a)	6,992,673
PAKISTAN—0.9%
USD	8,600	Pakistan Global Sukuk Programme Co.Ltd. (The), 7.95%, 01/31/2029 (a)	8,812,420
			8,812,420

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
PHILIPPINES—4.9%
USD	6,800	AC Energy Finance International Ltd., 5.10%, 11/25/2025 (a)(b)	$6,868,000
USD	4,097	Globe Telecom, Inc., (Fixed rate to 08/02/2026, variable rate thereafter), 4.20%, 08/02/2026 (a)(b)	4,102,326
USD	7,000	ICTSI Treasury BV, 5.88%, 09/17/2025 (a)	7,904,906
USD	11,000	Manila Water Co., Inc., 4.38%, 07/30/2025 (a)(c)	11,220,000
USD	13,086	Megaworld Corp., 4.25%, 04/17/2023 (a)	13,494,938
USD	7,000	Royal Capital BV, (fixed rate to 05/05/2024, variable rate thereafter), 4.88%, 05/05/2024 (a)(b)	7,212,100
			50,802,270
SAUDI ARABIA—1.1%
USD	7,000	Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/2023 (a)	7,201,600
USD	2,976	Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/2044 (a)	3,660,480
			10,862,080
SINGAPORE—2.7%
USD	4,300	DBS Group Holdings Ltd., (fixed rate to 02/27/2025, variable rate thereafter), 3.30%, 02/27/2025 (a)(b)	4,316,942
USD	2,400	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2023 (a)(c)	2,510,597
USD	4,538	GLP Pte Ltd. (fixed rate to 05/17/2026, variable rate thereafter), 4.50%, 05/17/2026 (a)(b)	4,367,825
USD	3,800	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022 (a)(b)	3,780,734
USD	3,682	Singapore Airlines Ltd., 3.00%, 06/20/2026 (a)(c)	3,683,038
USD	1,687	Singapore Airlines Ltd., 3.38%, 01/19/2029 (a)	1,680,303
USD	7,000	Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025 (a)	7,051,549
			27,390,988
SOUTH KOREA—2.8%
USD	11,400	Busan Bank Co. Ltd., 3.63%, 07/25/2026 (a)	11,659,116
USD	3,300	Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/2024 (a)	3,411,556
USD	2,000	Kookmin Bank, 2.50%, 11/04/2030 (a)	1,909,841
USD	5,900	Shinhan Bank Co. Ltd., 4.50%, 03/26/2028 (a)	6,504,817
USD	2,071	SK Hynix, Inc., 2.38%, 01/19/2031 (a)	1,926,411
USD	3,650	Tongyang Life Insurance Co. Ltd. (fixed rate to 09/22/2025 variable rate thereafter), 5.25%, 09/22/2025 (a)(b)	3,837,062
			29,248,803
TAIWAN—0.2%
USD	2,191	TSMC Arizona Corp., 2.50%, 07/25/2031 (c)	2,161,553
			2,161,553
THAILAND—2.8%
USD	1,200	Bangkok Bank PCL, 9.03%, 03/15/2029 (a)	1,598,350
USD	6,900	Bangkok Bank PCL, (fixed rate to 09/25/2029, variable rate thereafter), 3.73%, 09/25/2029 (a)(c)	6,885,717

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	7,000	Krung Thai Bank PCL, (fixed rate to 03/25/2026, variable rate thereafter), 4.40%, 03/25/2026 (a)(b)	$6,920,200
USD	5,800	Minor International PCL, (fixed rate to 06/29/2023, variable rate thereafter), 3.10%, 06/29/2023 (a)(b)	5,833,358
USD	3,342	PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/2059 (a)	3,338,957
USD	3,800	TMB Bank PCL, (fixed rate to 12/02/2024, variable rate thereafter), 4.90%, 12/02/2024 (a)(b)	3,777,962
			28,354,544
UNITED ARAB EMIRATES—3.3%
MYR	10,000	Abu Dhabi National Energy Co. PJSC, 4.65%, 03/03/2022	2,391,806
USD	2,700	DP World PLC, 6.85%, 07/02/2037 (a)	3,374,784
USD	7,100	Esic Sukuk Ltd., 3.94%, 07/30/2024 (a)	7,206,500
USD	7,237	Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036 (a)(f)	6,811,979
USD	6,500	MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026 (a)(b)	6,963,450
USD	6,400	Tabreed Sukuk Spc Ltd., 5.50%, 10/31/2025 (a)	7,104,000
			33,852,519
UNITED KINGDOM—4.0%
USD	6,760	HSBC Holdings PLC, (fixed rate to 03/23/2023, variable rate thereafter), 6.25%, 03/23/2023 (b)	6,962,800
USD	15,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027 (a)	19,334,345
USD	6,999	Standard Chartered PLC, 3.95%, 01/11/2023 (a)	7,133,420
USD	5,000	Standard Chartered PLC, 4.05%, 04/12/2026 (a)	5,280,780
USD	2,759	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023 (a)(b)	2,903,627
			41,614,972
UNITED STATES—0.7%
USD	5,600	Hyundai Capital America, 6.38%, 01/08/2030 (a)(c)	6,825,538
			6,825,538
VIETNAM—0.4%
USD	4,310	Mong Duong Finance Holdings BV, 5.13%, 05/07/2023 (a)	3,970,372
			3,970,372
		Total Corporate Bonds — 80.5% (cost $871,466,329)	828,886,627
GOVERNMENT BONDS—63.4%
ANGOLA—1.2%
USD	11,000	Angolan Government International Bond, 9.50%, 11/12/2025 (a)	12,013,100
AUSTRALIA—9.5%
AUD	2,300	Australia Government Bond, 2.75%, 11/21/2029 (a)	1,737,906
AUD	54,000	Australia Government Bond, 3.25%, 06/21/2039 (a)	43,458,640
AUD	13,500	New South Wales Treasury Corp., 3.00%, 02/20/2030 (a)	10,123,687
AUD	7,500	New South Wales Treasury Corp., 4.00%, 05/20/2026 (a)	5,801,571
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	10,652,847
AUD	300	Queensland Treasury Corp., 3.50%, 08/21/2030 (a)	233,485

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

GOVERNMENT BONDS (continued)
AUD	22,000	Queensland Treasury Corp., 4.25%, 07/21/2023 (a)	$16,344,290
AUD	13,000	Treasury Corp. of Victoria, 6.00%, 10/17/2022	9,569,060
			97,921,486
BRAZIL—2.3%
BRL	103,000	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	18,175,797
BRL	31,000	Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2027	5,589,987
			23,765,784
CHINA—8.4%
CNY	30,000	China Government Bond, 2.20%, 02/13/2022 (g)	4,713,667
CNY	40,000	China Government Bond, 2.36%, 07/02/2023 (g)	6,303,000
CNY	130,000	China Government Bond, 2.68%, 05/21/2030 (g)	20,212,102
CNY	30,000	China Government Bond, 3.02%, 10/22/2025 (g)	4,815,627
CNY	60,000	China Government Bond, 3.02%, 05/27/2031 (g)	9,633,877
CNY	250,000	China Government Bond, 3.27%, 11/19/2030 (g)	40,767,593
			86,445,866
INDIA—5.8%
INR	500,000	India Government Bond, 6.19%, 09/16/2034	6,174,344
INR	735,000	India Government Bond, 6.79%, 05/15/2027	10,060,850
INR	550,000	India Government Bond, 7.17%, 01/08/2028	7,598,546
INR	1,340,000	India Government Bond, 7.26%, 01/14/2029	18,522,698
INR	880,000	India Government Bond, 7.72%, 05/25/2025	12,451,901
INR	300,000	India Government Bond, 8.15%, 11/24/2026	4,347,186
INR	9,590	India Government Bond, 9.20%, 09/30/2030	148,022
			59,303,547
INDONESIA—14.4%
USD	5,314	Indonesia Government International Bond, 5.35%, 02/11/2049	6,456,683
USD	6,000	Indonesia Government International Bond, 7.75%, 01/17/2038 (a)	8,671,238
USD	9,880	Indonesia Government International Bond, 8.50%, 10/12/2035 (a)	14,945,467
IDR	271,570,000	Indonesia Treasury Bond, 6.13%, 05/15/2028	18,967,603
IDR	21,000,000	Indonesia Treasury Bond, 6.50%, 02/15/2031	1,460,889
IDR	44,000,000	Indonesia Treasury Bond, 7.50%, 04/15/2040	3,215,408
IDR	629,200,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	47,292,810
IDR	197,000,000	Indonesia Treasury Bond, 8.38%, 04/15/2039	15,389,341
IDR	300,000,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	23,946,600
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,397,789
IDR	16,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,325,744
USD	3,770	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027 (a)	4,066,209
			148,135,781
IRAQ—0.8%
USD	3,750	Iraq International Bond, 5.80%, 03/17/2022 (a)	3,590,625
USD	4,500	Iraq International Bond, 6.75%, 03/09/2023 (a)	4,533,750
			8,124,375
MALAYSIA—7.0%
MYR	46,000	Malaysia Government Bond, 2.63%, 04/15/2031	10,073,864

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

GOVERNMENT BONDS (continued)
MYR	158,300	Malaysia Government Bond, 3.48%, 06/14/2024	$38,375,884
MYR	17,500	Malaysia Government Bond, 3.73%, 06/15/2028	4,226,592
MYR	9,793	Malaysia Government Bond, 3.76%, 05/22/2040	2,188,293
MYR	20,500	Malaysia Government Bond, 4.18%, 07/15/2024	5,047,179
MYR	4,034	Malaysia Government Bond, 4.25%, 05/31/2035	981,856
MYR	30,500	Malaysia Government Bond, 4.92%, 07/06/2048	7,806,656
MYR	18,000	Malaysia Government Investment Issue, 3.45%, 07/15/2036	3,961,146
			72,661,470
MALDIVES—0.2%
USD	2,200	Maldives Sukuk Issuance Ltd., 9.88%, 04/08/2026 (a)	2,176,430
			2,176,430
MEXICO—2.3%
MXN	469,000	Mexican Bonos, 8.50%, 05/31/2029	23,866,070
			23,866,070
NIGERIA—1.4%
USD	14,100	Nigeria Government International Bond, 8.75%, 01/21/2031 (a)	14,487,750
OMAN—0.7%
USD	6,120	Oman Government International Bond, 7.38%, 10/28/2032 (a)	6,946,200
			6,946,200
PAKISTAN—4.0%
USD	18,129	Pakistan Government International Bond, 6.88%, 12/05/2027 (a)	17,630,453
USD	7,495	Pakistan Government International Bond, 8.25%, 04/15/2024 (a)	7,826,279
USD	5,209	Pakistan Government International Bond, 8.25%, 09/30/2025 (a)	5,477,680
PKR	1,940,000	Pakistan Investment Bond, 7.00%, 08/20/2023	10,400,011
			41,334,423
SOUTH KOREA—0.7%
KRW	9,900,000	Korea Treasury Bond, 1.88%, 03/10/2051	7,085,211
SUPRANATIONAL—1.7%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	9,948,590
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	7,681,473
			17,630,063
UKRAINE—1.6%
UAH	210,000	Ukraine Government Bond, 15.84%, 02/26/2025	7,244,011
USD	10,600	Ukraine Government International Bond, 7.38%, 09/25/2032 (a)(f)	8,945,976
			16,189,987
URUGUAY—1.4%
UYU	674,024	Uruguay Government International Bond, 8.25%, 05/21/2031	14,662,331
			14,662,331
		Total Government Bonds — 63.4% (cost $693,751,961)	652,749,874

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

SHORT-TERM INVESTMENT—2.6%
UNITED STATES—2.6%
USD	26,365,652	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(h)	$26,365,652
			26,365,652
		Total Short-Term Investment — 2.6% (cost $26,365,652)	26,365,652
		Total Investments — 146.5% (cost $1,591,583,942)	1,508,002,153
		Long Term Debt Securities	(460,000,000)
		Mandatory Redeemable Preferred Stock at Liquidation Value	(50,000,000)
		Other Assets in Excess of Liabilities — 3.1%	31,687,104
		Net Assets—100.0%	$1,029,689,257

AUD—Australian Dollar

BRL—Brazilian Real

CNH—Chinese Yuan Renminbi Offshore

CNY—Chinese Yuan Renminbi

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

KZT—Kazakhstan tenge

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PKR—Pakistan rupee

SGD—Singapore Dollar

THB—Thai Baht

UAH—Ukraine hryvna

USD—U.S. Dollar

UYU—Uruguayan Peso

(a)	Denotes a restricted security.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Security is in default.
(e)	This security is government guaranteed.
(f)	Sinkable security.
(g)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.
(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

At January 31, 2022, the Company held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
United States Treasury Note 6%—5 year	114	03/31/2022	$13,771,902	$13,589,156	$(182,746)
United States Treasury Note 6%—Ultra Bond	268	03/22/2022	51,961,041	50,635,250	(1,325,791)
					$(1,508,537)
SHORT CONTRACT POSITIONS
United States Treasury Note 6%—10 year	(1,114)	03/22/2022	$(143,976,876)	$(142,557,188)	$1,419,688
					$1,419,688
					$(88,849)

At January 31, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

Chinese Yuan Renminbi Offshore/United States Dollar
03/14/2022	Citibank N.A.	CNH	489,901,384	USD	76,393,995	$76,711,359	$317,364
03/14/2022	State Street Bank and Trust	CNH	11,216,090	USD	1,752,751	1,756,275	3,524
Indonesian Rupiah/United States Dollar
02/25/2022	Royal Bank of Canada	IDR	88,694,848,188	USD	6,129,568	6,188,563	58,995
02/25/2022	UBS AG	IDR	34,164,210,860	USD	2,352,585	2,383,762	31,177
Philippine Peso/United States Dollar
02/23/2022	UBS AG	PHP	1,102,492,653	USD	21,803,733	21,574,857	(228,876)
Singapore Dollar/United States Dollar
03/17/2022	Royal Bank of Canada	SGD	107,818,022	USD	78,772,021	79,796,769	1,024,748
South Korean Won/United States Dollar
02/28/2022	Royal Bank of Canada	KRW	95,551,880,244	USD	80,257,902	79,233,700	(1,024,202)
Thai Baht/United States Dollar
03/11/2022	Citibank N.A.	THB	113,158,246	USD	3,411,731	3,398,289	(13,442)
03/11/2022	UBS AG	THB	2,909,415,388	USD	87,043,094	87,373,529	330,435
						$358,417,103	$499,723

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

January 31, 2022 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Australian Dollar
04/22/2022	UBS AG	USD	8,463,838	AUD	11,700,000	$8,276,098	$187,740
United States Dollar/Chinese Yuan Renminbi Offshore
03/14/2022	Citibank N.A.	USD	46,560,836	CNH	298,855,659	46,796,406	(235,570)
03/14/2022	Standard Chartered Bank	USD	4,917,583	CNH	31,345,262	4,908,208	9,375
United States Dollar/Indonesian Rupiah
02/25/2022	Citibank N.A.	USD	3,454,303	IDR	49,678,400,159	$3,466,243	$(11,940)
02/25/2022	Royal Bank of Canada	USD	36,095,162	IDR	522,297,000,000	36,442,565	(347,403)
02/25/2022	UBS AG	USD	2,446,480	IDR	35,363,243,161	2,467,422	(20,942)
United States Dollar/Malaysian Ringgit
02/15/2022	BNP Paribas S.A.	USD	42,086,890	MYR	175,842,815	41,993,054	93,836
United States Dollar/Philippine Peso
02/23/2022	UBS AG	USD	11,964,198	PHP	604,962,500	11,838,609	125,589
United States Dollar/South Korean Won
02/28/2022	Royal Bank of Canada	USD	1,334,591	KRW	1,569,866,153	1,301,767	32,824
						$157,490,372	$(166,491)
						$515,907,475	$333,232

* Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2022, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
USD	10,000,000	12/03/2026	Citigroup	Receive	3-month LIBOR	1.33%	$—	$134,033	$134,033
USD	6,000,000	02/12/2027	Citigroup	Receive	3-month LIBOR	0.75%	—	253,210	253,210
USD	20,000,000	06/10/2027	Citigroup	Receive	3-month LIBOR	0.70%	—	1,014,652	1,014,652
USD	9,000,000	09/21/2028	Citigroup	Receive	3-month LIBOR	1.17%	—	298,874	298,874
USD	15,000,000	05/06/2030	Citigroup	Receive	3-month LIBOR	0.62%	(7,332)	1,372,800	1,365,468
USD	5,000,000	05/11/2030	Citigroup	Receive	3-month LIBOR	0.67%	—	437,672	437,672
USD	25,000,000	06/02/2031	Citigroup	Receive	3-month LIBOR	0.72%	—	2,409,944	2,409,944
USD	20,000,000	07/16/2031	Citigroup	Receive	3-month LIBOR	1.36%	—	827,886	827,886
							$(7,332)	$6,749,071	$6,741,739

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2022

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size and the strategies employed by the Fund’s investment manager generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller "odd lot" sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a "government money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the "Valuation Time" (as defined below)), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Asia-Pacific Income Fund, Inc.